Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Summary of Movements in Labor Provisions

Movements in Labor provisions are set out below:

	2024	2023
Carrying amount as of January 1	362	1,473
Reversal	(92)	(1,150)
Interest charges	11	39
Additions	219	—
Carrying amount as of December 31	500	362